Events After the Reporting Period (Details) - Callidus Software Inc - Signing of a Purchase Contract $ / shares in Units, $ in Billions	Jan. 30, 2018 USD ($) $ / shares
Events after the Reporting Period
Per share purchase price (dollar per share) | $ / shares	$ 36.00
Premium over 30-day average price per share (as percent)	21.00%
21% premium period	30 days
Premium over 90-day average price per share (as a percent)	28.00%
28% premium period	90 days
Forecast
Events after the Reporting Period
Consideration agreed | $	$ 2.4